TRANSACTIONS WITH MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2016
TRANSACTIONS WITH MAJOR CUSTOMERS
Schedule of revenues from major customers
Year Ended December 31 (millions of dollars)	2016		2015	2014

Anadarko Energy Services Company (Anadarko)	48		48	48
Pacific Gas and Electric Company (Pacific Gas)	36	(a)	42	45

(a)	Less than 10 percent